Goodwill and intangible assets (Detail 2) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		SFr 6,556
Balance at the end of the year		6,398	SFr 6,556
Recoverable amount of the impaired assets		0	3
Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		7,823	7,821
Additions		101	24
Disposals		(61)	(3)
Write-offs		0	(75)
Foreign currency translation		(174)	57
Balance at the end of the year		7,689	7,823
Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		(1,267)	1,253
Amortization		70	91
Impairment	[1]	0	0
Disposals		15	1
Write-offs		0	75
Foreign currency translation		29	1
Balance at the end of the year		(1,292)	(1,267)
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,311
Additions		37
Disposals		(27)
Foreign currency translation		(139)
Balance at the end of the year		6,182	6,311
Goodwill | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,311
Additions		37
Disposals		(27)
Foreign currency translation		(139)
Balance at the end of the year		6,182	6,311
Intangible assets - Total
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		245
Additions		64
Amortization		70
Impairment	[1]	0
Disposals		(19)
Foreign currency translation		(5)
Balance at the end of the year		215	245
Intangible assets - Total | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,512
Additions		64
Disposals		(34)
Write-offs		0
Foreign currency translation		(35)
Balance at the end of the year		1,507	1,512
Intangible assets - Total | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		(1,267)
Amortization		70
Impairment	[1]	0
Disposals		15
Write-offs		0
Foreign currency translation		29
Balance at the end of the year		(1,292)	(1,267)
Intangible assets - Infrastructure
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year		104
Intangible assets - Infrastructure | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		773
Foreign currency translation		(33)
Balance at the end of the year		741	773
Intangible assets - Infrastructure | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		(626)
Amortization		37
Foreign currency translation		27
Balance at the end of the year		(637)	(626)
Intangible assets - Customer relationships, contractual rights and other
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year		111
Intangible assets - Customer relationships, contractual rights and other | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		739
Additions		64
Disposals		(34)
Foreign currency translation		(2)
Balance at the end of the year		766	739
Intangible assets - Customer relationships, contractual rights and other | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		(641)
Amortization		32
Impairment	[1]	0
Disposals		15
Foreign currency translation		3
Balance at the end of the year		(655)	(641)
UBS AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,556
Balance at the end of the year		6,398	6,556
Recoverable amount of the impaired assets		0	3
UBS AG | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		7,823	7,821
Additions		101	24
Disposals		(61)	(3)
Write-offs		0	(75)
Foreign currency translation		(174)	57
Balance at the end of the year		7,689	7,823
UBS AG | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		(1,267)	1,253
Amortization		70	91
Impairment	[1]	0	0
Disposals		15	1
Write-offs		0	75
Foreign currency translation		29	1
Balance at the end of the year		(1,292)	(1,267)
UBS AG | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,311
Additions		37
Disposals		(27)
Foreign currency translation		(139)
Balance at the end of the year		6,182	6,311
UBS AG | Goodwill | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,311
Additions		37
Disposals		(27)
Foreign currency translation		(139)
Balance at the end of the year		6,182	6,311
UBS AG | Intangible assets - Total
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		245
Additions		64
Amortization		70
Impairment	[1]	0
Disposals		(19)
Foreign currency translation		(5)
Balance at the end of the year		215	245
UBS AG | Intangible assets - Total | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,512
Additions		64
Disposals		(34)
Write-offs		0
Foreign currency translation		(35)
Balance at the end of the year		1,507	1,512
UBS AG | Intangible assets - Total | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		(1,267)
Amortization		70
Impairment	[1]	0
Disposals		15
Write-offs		0
Foreign currency translation		29
Balance at the end of the year		(1,292)	(1,267)
UBS AG | Intangible assets - Infrastructure
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year		104
UBS AG | Intangible assets - Infrastructure | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		773
Foreign currency translation		(33)
Balance at the end of the year		741	773
UBS AG | Intangible assets - Infrastructure | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		(626)
Amortization		37
Foreign currency translation		27
Balance at the end of the year		(637)	(626)
UBS AG | Intangible assets - Customer relationships, contractual rights and other
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year		111
UBS AG | Intangible assets - Customer relationships, contractual rights and other | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		739
Additions		64
Disposals		(34)
Foreign currency translation		(2)
Balance at the end of the year		766	739
UBS AG | Intangible assets - Customer relationships, contractual rights and other | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		(641)
Amortization		32
Impairment	[1]	0
Disposals		15
Foreign currency translation		3
Balance at the end of the year		SFr (655)	SFr (641)

[1]
Impairment charges recorded in 2017 and 2016 relate to assets for which the recoverable amount was determined based on value-in-use (recoverable amount of the impaired assets: CHF 0 million for 2017 and CHF 3 million for 2016).